Consolidated Statement of Changes In Stockholders' Equity (Deficit) (unaudited) - USD ($)	Total	Class S common stock	Class I common stock	Class C common stock	Class D common stock	Common Stock [Member]	Common Stock [Member] Class S common stock	Common Stock [Member] Class I common stock	Common Stock [Member] Class C common stock	Common Stock [Member] Class T common stock	Common Stock [Member] Class D common stock	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class S common stock	Additional Paid-in Capital [Member] Class I common stock	Additional Paid-in Capital [Member] Class C common stock	Retained Earnings [Member]	Parent [Member]	Parent [Member] Class S common stock	Parent [Member] Class I common stock	Parent [Member] Class C common stock	Noncontrolling Interest [Member]
Beginning Balance (in shares) at Jan. 09, 2018						20,000
Beginning Balance at Jan. 09, 2018	$ 200,000						$ 0	$ 200		$ 0	$ 0	$ 199,800				$ 0	$ 200,000				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	50,238											50,238					50,238
Distributions reinvested	0
Net loss	(367,895)															(367,895)	(367,895)
Ending Balance at Dec. 31, 2018	(117,657)						$ 0	200		0	0	250,038				(367,895)	(117,657)				0
Ending Balance (in shares) at Dec. 31, 2018						20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (in shares)						7,000
Share-based compensation	74,876							$ 70				74,806					74,876
Distributions reinvested	0
Common stock issued (in shares)							5,851,600	9,118,617
Common stock issued, value		$ 58,863,835	$ 91,186,165				$ 58,516	$ 91,186					$ 58,805,319	$ 91,094,979				$ 58,863,835	$ 91,186,165
Contributions	5,744,728																				5,744,728
Distributions	(470,483)															(339,337)	(339,337)				(131,146)
Offering Costs	(4,875,078)											(4,875,078)					(4,875,078)
Net loss	(4,988,448)															(4,722,878)	(4,722,878)				(265,570)
Ending Balance at Dec. 31, 2019	145,417,938						58,516	91,456		0	0	145,350,064				(5,430,110)	140,069,926				5,348,012
Ending Balance (in shares) at Dec. 31, 2019						14,997,217
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (in shares)						5,750
Share-based compensation	36,010							58				35,952					36,010
Distribution reinvestments (in shares)						81,886
Distributions reinvested	834,170						$ 777	$ 41				833,352					834,170
Common stock issued (in shares)							4,749,281	51,850
Common stock issued, value		$ 48,515,510	$ 525,000				$ 47,493	$ 518					48,468,017	524,482				48,515,510	525,000
Contributions	1,178,383																				1,178,383
Distributions	(3,732,261)															(3,282,683)	(3,282,683)				(449,578)
Repurchases (in shares)						(968,989)
Repurchases	(9,672,138)						(657)	(9,033)				(9,662,448)					(9,672,138)
Offering Costs	(856,245)											(856,245)					(856,245)
Net loss	(2,420,749)															(2,206,101)	(2,206,101)				(214,648)
Ending Balance at Jun. 30, 2020	179,825,618						106,129	83,040				184,693,174				(10,918,894)	173,963,449				5,862,169
Ending Balance (in shares) at Jun. 30, 2020						18,916,995
Beginning Balance (in shares) at Dec. 31, 2019						14,997,217
Beginning Balance at Dec. 31, 2019	145,417,938						58,516	91,456		0	0	145,350,064				(5,430,110)	140,069,926				5,348,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (in shares)						5,749
Share-based compensation	72,447							57				72,390					72,447
Distribution reinvestments (in shares)						215,561
Distributions reinvested	$ 2,214,021						$ 2,058	$ 98				2,211,865					2,214,021
Common stock issued (in shares)	7,800,716	7,040,896	759,820		0		7,040,895	837,843
Common stock issued, value		$ 72,247,885	$ 8,722,104				$ 70,408	$ 8,378					72,177,477	8,713,726				72,247,885	8,722,104
Contributions	$ 3,122,858																				3,122,858
Distributions	(7,757,457)															(7,311,605)	(7,311,605)				(445,852)
Repurchases (in shares)						(2,587,264)
Repurchases	(25,854,887)						(656)	(25,216)				(25,829,015)					(25,854,887)
Offering Costs	(2,255,940)											(2,255,940)					(2,255,940)
Net loss	(2,745,020)															(2,437,851)	(2,437,851)				(307,169)
Ending Balance at Dec. 31, 2020	193,183,949						130,326	74,773		0	0	200,440,567				(15,179,566)	185,466,100				7,717,849
Ending Balance (in shares) at Dec. 31, 2020						20,510,001
Beginning Balance (in shares) at Mar. 31, 2020						18,031,302
Beginning Balance at Mar. 31, 2020	172,376,209						88,458	91,855				175,698,998				(9,802,148)	166,077,163				6,299,046
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	18,239											18,239					18,239
Distribution reinvestments (in shares)						51,548
Distributions reinvested	526,903						$ 492	$ 23				526,388					526,903
Common stock issued (in shares)							1,743,322	19,541
Common stock issued, value		17,944,425	200,000				$ 17,433	$ 195					17,926,992	199,805				17,944,425	200,000
Contributions	31,196																				31,196
Distributions	(2,155,109)															(1,797,090)	(1,797,090)				(358,019)
Repurchases (in shares)						(928,718)
Repurchases	(9,281,201)						(254)	(9,033)				(9,271,914)					(9,281,201)
Offering Costs	(405,334)											(405,334)					(405,334)
Net loss	570,290															680,344	680,344				(110,054)
Ending Balance at Jun. 30, 2020	179,825,618						106,129	83,040				184,693,174				(10,918,894)	173,963,449				5,862,169
Ending Balance (in shares) at Jun. 30, 2020						18,916,995
Beginning Balance (in shares) at Dec. 31, 2020						20,510,001
Beginning Balance at Dec. 31, 2020	193,183,949						130,326	74,773		$ 0	$ 0	200,440,567				(15,179,566)	185,466,100				7,717,849
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (in shares)						6,840
Share-based compensation	35,308							68				35,240					35,308
Distribution reinvestments (in shares)						192,376
Distributions reinvested	2,030,872						$ 1,823	$ 101				2,028,948					2,030,872
Common stock issued (in shares)							3,947,443	1,265,412	914,401
Common stock issued, value		41,897,045	13,582,460	$ 9,759,077			$ 39,474	$ 12,655	$ 9,144				41,857,571	13,569,805	$ 9,749,933			41,897,045	13,582,460	$ 9,759,077
Contributions	58,065																				58,065
Distributions	(5,238,779)															(4,871,704)	(4,871,704)				(367,075)
Repurchases (in shares)						(5,599,258)
Repurchases	(56,262,245)						(2,876)	(53,116)				(56,206,253)					(56,262,245)
Offering Costs	(1,932,082)											(1,932,082)					(1,932,082)
Net loss	(2,696,358)															(2,507,088)	(2,507,088)				(189,270)
Ending Balance at Jun. 30, 2021	194,417,312						168,747	34,481	9,144			209,543,729				(22,558,358)	187,197,743				7,219,569
Ending Balance (in shares) at Jun. 30, 2021						21,237,215
Beginning Balance (in shares) at Mar. 31, 2021						20,662,400
Beginning Balance at Mar. 31, 2021	190,679,352						143,387	62,497	740			201,847,118				(18,811,831)	183,241,911				7,437,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	17,452											17,452					17,452
Distribution reinvestments (in shares)						103,363
Distributions reinvested	1,097,299						$ 978	$ 56				1,096,265					1,097,299
Common stock issued (in shares)						840,441	2,531,264	1,124,000
Common stock issued, value	8,973,469	$ 26,970,775	$ 12,088,736				$ 25,312	$ 11,240	8,404			8,965,065	$ 26,945,463	$ 12,077,496			8,973,469	$ 26,970,775	$ 12,088,736
Contributions	26,821																				26,821
Distributions	(2,667,439)															(2,486,738)	(2,486,738)				(180,701)
Repurchases (in shares)						(4,024,253)
Repurchases	(40,455,557)						(930)	(39,312)				(40,415,315)					(40,455,557)
Offering Costs	(989,815)											(989,815)					(989,815)
Net loss	(1,323,781)															(1,259,789)	(1,259,789)				(63,992)
Ending Balance at Jun. 30, 2021	$ 194,417,312						$ 168,747	$ 34,481	$ 9,144			$ 209,543,729				$ (22,558,358)	$ 187,197,743				$ 7,219,569
Ending Balance (in shares) at Jun. 30, 2021						21,237,215